Net finance expense (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of net finance expense recognized in profit or loss

(in thousands of USD)	2022	2021	2020
Interest income	7,063	1,896	3,687
Change in fair value of fuel derivatives recognized in P&L	6,132	1,668	2,800
Foreign exchange gains	13,945	11,370	15,009
Finance income	27,140	14,934	21,496

Interest expense on financial liabilities measured at amortized cost	(85,418)	(57,961)	(60,627)
Interest leasing	(1,237)	(2,378)	(3,287)
Change in fair value of fuel derivatives recognized in P&L	(26,388)	(8,966)	(1,723)
Fair value adjustment on interest rate swaps	(507)	(78)	(108)
Other financial charges	(5,930)	(14,265)	(9,936)
Foreign exchange losses	(13,529)	(11,893)	(15,872)
Finance expense	(133,009)	(95,541)	(91,553)

Net finance expense recognized in profit or loss	(105,869)	(80,607)	(70,057)

Disclosure of finance income and expenses not at fair value through profit or loss

	2022	2021	2020
Total interest income on financial assets	7,063	1,896	3,687
Total interest expense on financial liabilities	(85,418)	(57,961)	(60,627)
Total interest leasing	(1,237)	(2,378)	(3,287)
Total other financial charges	(5,930)	(14,265)	(9,936)

Disclosure finance expense recognized directly in equity

(in thousands of USD)	2022	2021	2020
Foreign currency translation differences for foreign operations	(477)	(482)	636
Cash flow hedges - effective portion of changes in fair value	30,657	9,852	(2,873)
Net finance expense recognized directly in equity	30,180	9,370	(2,237)
Attributable to:
Owners of the Company	30,180	9,370	(2,237)
Net finance expense recognized directly in equity	30,180	9,370	(2,237)
Recognized in:
Translation reserve	(477)	(482)	636
Hedging reserve	30,657	9,852	(2,873)